Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Treasury shares at cost	Share- based payments and other reserves	Retained earnings	Accumulated other comprehensive income (loss)	Equity attributable to shareholders of Fairfax	Non- controlling interests	Subordinate voting shares Equity issued	Multiple voting shares Equity issued	Common shareholders’ equity Equity issued	Preferred shares	Preferred shares Equity issued	Canada	Canada Accumulated other comprehensive income (loss)	Canada Equity attributable to shareholders of Fairfax	Canada Common shareholders’ equity Equity issued	Europe	Europe Accumulated other comprehensive income (loss)	Europe Equity attributable to shareholders of Fairfax	Europe Common shareholders’ equity Equity issued
Beginning balance at Dec. 31, 2016	$ 11,820.1	$ (285.1)	$ 106.8	$ 4,456.2	$ (547.9)	$ 9,820.1	$ 2,000.0	$ 4,750.8	$ 3.8	$ 8,484.6		$ 1,335.5
Changes in equity [abstract]
Net earnings for the year	1,614.9			1,740.6		1,740.6	(125.7)			1,740.6
Net unrealized foreign currency translation gains (losses) on foreign operations	461.7				306.7	306.7	155.0			306.7
Gains (losses) on hedge of net investment	(106.3)				(106.3)	(106.3)				(106.3)
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	110.1				109.3	109.3	0.8			109.3
Share of net gains (losses) on defined benefit plans of associates	5.2				5.0	5.0	0.2			5.0
Net gains (losses) on defined benefit plans	(31.8)				(30.9)	(30.9)	(0.9)			(30.9)
Issuances for share-based payments	0.5	17.4	(16.9)			0.5				0.5	$ 0.0
Purchases and amortization for share-based payments (note 16)	(84.9)	(140.5)	51.8			(88.7)	3.8			(88.7)
Purchases for cancellation (note 16)	(96.2)			(50.6)		(96.2)		(45.6)		(96.2)
Common share dividends	(304.9)			(237.4)		(237.4)	(67.5)			(237.4)
Preferred share dividends	(44.6)			(44.6)		(44.6)				(44.6)
Acquisitions of subsidiaries (note 23)	4,647.6					2,196.4	2,451.2	2,196.4		2,196.4
Other net changes in capitalization (notes 16 and 23)	420.6		52.8	183.8		236.6	184.0			236.6		0.0
Ending balance at Dec. 31, 2017	18,412.0	(408.2)	194.5	6,048.0	(264.1)	13,811.1	4,600.9	6,901.6	3.8	12,475.6		1,335.5
Changes in equity [abstract]
Net earnings for the year	817.9			376.0		376.0	441.9			376.0
Net unrealized foreign currency translation gains (losses) on foreign operations	(661.2)				(459.0)	(459.0)	(202.2)			(459.0)
Gains (losses) on hedge of net investment													$ 166.3	$ 166.3	$ 166.3	$ 166.3	$ 57.1	$ 57.1	$ 57.1	$ 57.1
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	(49.1)				(42.6)	(42.6)	(6.5)			(42.6)
Share of net gains (losses) on defined benefit plans of associates	(44.0)				(42.2)	(42.2)	(1.8)			(42.2)
Net gains (losses) on defined benefit plans	10.2				9.9	9.9	0.3			9.9
Issuances for share-based payments	(0.6)	34.7	(35.3)			(0.6)				(0.6)	$ 0.0
Purchases and amortization for share-based payments (note 16)	(145.6)	(214.0)	66.1			(147.9)	2.3			(147.9)
Purchases for cancellation (note 16)	(92.7)			(46.3)		(92.7)		(46.4)		(92.7)
Common share dividends	(442.7)			(283.2)		(283.2)	(159.5)			(283.2)
Preferred share dividends	(45.1)			(45.1)		(45.1)				(45.1)
Acquisitions of subsidiaries (note 23)	(5.8)						(5.8)
Other net changes in capitalization (notes 16 and 23)	(611.5)		(16.4)	(185.2)	9.3	(192.3)	(419.2)			(192.3)
Ending balance at Dec. 31, 2018	$ 17,365.2	$ (587.5)	$ 208.9	$ 5,864.2	$ (565.3)	$ 13,114.8	$ 4,250.4	$ 6,855.2	$ 3.8	$ 11,779.3		$ 1,335.5